Organization and Principal Business (Details Narrative)							2 Months Ended	6 Months Ended
	Apr. 24, 2025 USD ($)	Apr. 22, 2025 $ / shares shares	Apr. 21, 2025 $ / shares shares	May 31, 2024 shares	Feb. 23, 2024 MYR (RM) shares	Jan. 03, 2024 MYR (RM) shares	Feb. 23, 2024 MYR (RM)	Jun. 30, 2025 shares	Jul. 01, 2024	Jan. 24, 2024	Jan. 10, 2024	Dec. 14, 2023	Dec. 01, 2023	Nov. 30, 2023
Gross proceeds from initial public offering and over-allotment option | $	$ 11,586,250
Common Stock [Member]
Number of ordinary shares issued								3,565,000
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries (SMF Group) [Member]
Equity interest acquired percentage												100.00%
Ordinary shares issued in acquisition				3,968,556
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries (SMF Group) [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Equity interest acquired percentage													33.00%
TMD Straits Ltd [Member]
Equity interest acquired percentage											100.00%
Ordinary shares issued in acquisition				890,026
TMD Sturgeon Ltd [Member]
Equity interest acquired percentage				100.00%							100.00%
Ordinary shares issued in acquisition				1,132,607
SMS 1 and SMS 2 [Member]
Equity interest acquired percentage										51.00%
Ordinary shares issued in acquisition				1,237,055
Tumpuan Megah Development Sdn Bhd [Member]
Equity interest acquired percentage				30.00%					100.00%	70.00%
Ordinary shares issued in acquisition				8,108,179
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member]
Equity interest acquired percentage				30.00%
Ordinary shares issued in acquisition				3,474,934
Straits Maritime Services Pte Ltd One [Member]
Equity interest acquired percentage				49.00%
Ordinary shares issued in acquisition				1,188,543
Straits Maritime Services Pte Ltd One [Member] | Common Stock [Member]
Number of ordinary shares issued				1,188,543
Ordinary shares issued in acquisition				49,000
TMD Marine Fuels Sdn. Bhd. [Member]
Equity interest acquired percentage					30.00%	30.00%	30.00%	30.00%
Ordinary shares issued in acquisition					149,700	300
Value of ordinary shares issued in acquisition | RM					RM 149,700	RM 300
Cash consideration | RM							RM 150,000
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries (SMF Group) [Member]
Ownership percentage													100.00%	67.00%
Underwriting Agreement [Member]
Number of ordinary shares issued			465,000
Issuing price per share | $ / shares			$ 3.25
IPO [Member]
Number of ordinary shares issued		3,100,000
Shares issued price per share | $ / shares		$ 3.25
Over-Allotment Option [Member]
Number of ordinary shares issued		465,000
Shares issued price per share | $ / shares		$ 3.25	$ 3.25